Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
(4)	Investment Securities

A summary of investment securities by major category, at fair value, consisted of the following at December 31, 2011 and 2010.

	2011	2010

U.S. treasury	$2,054,102	$1,027,891
Government sponsored enterprises	70,313,978	53,341,551
Asset-backed securities	107,328,618	90,176,241
Obligations of states and political subdivisions	34,109,303	34,431,867

Total available for sale securities	$213,806,001	$178,977,550

All of the Company’s investment securities are classified as available for sale, as discussed in more detail below. Asset backed securities include agency mortgage-backed securities, which are guaranteed by government sponsored agencies such as the FHLMC, FNMA and GNMA. The Company does not invest in subprime originated mortgage-backed or collateralized debt obligation instruments.

Investment securities which are classified as restricted equity securities primarily consist of Federal Home Loan Bank Stock and the Company’s interest in statutory trusts. These securities are reported at cost in other assets in the amount of $4,384,850 and $6,141,950, as of December 31, 2011 and 2010 respectively.

The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2011 and 2010 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2011

U.S. Treasury	$1,999,643	$54,459	$—	$2,054,102
Government sponsored enterprises	69,703,105	628,888	18,015	70,313,978
Asset-backed securities	103,805,717	3,546,712	23,811	107,328,618
Obligations of states and political subdivisions	32,716,023	1,393,874	594	34,109,303

Total available for sale securities	$208,224,488	$5,623,933	$42,420	$213,806,001

Weighted average yield at end of period	2.89%

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2010

U.S Treasury	$999,823	$28,068	$—	$1,027,891
Government sponsored enterprises	53,516,545	327,051	502,045	53,341,551
Asset-backed securities	88,634,760	1,905,377	363,896	90,176,241
Obligations of states and political subdivisions	34,146,782	555,240	270,155	34,431,867

Total available for sale securities	$177,297,910	$2,815,736	$1,136,096	$178,977,550

Weighted average yield at end of period	3.37%

The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2011, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.

	Amortized cost	Fair value

Due in one year or less	$2,441,553	$2,452,493
Due after one year through five years	81,561,345	82,549,044
Due after five years through ten years	18,713,149	19,682,253
Due after ten years	1,702,724	1,793,593

	104,418,771	106,477,383
Asset-backed securities	103,805,717	107,328,618

Total	$208,224,488	$213,806,001

Debt securities with carrying values aggregating approximately $172,447,000 and $148,099,000 at December 31, 2011 and 2010, respectively, were pledged to secure public funds, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

	2011	2010	2009

Proceeds from sales	$—	$—	$12,546,609

Gains	—	—	605,716
Losses	—	—	—

Net gains	$—	$—	$605,716

Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010, were as follows:

	Less than 12 months		12 months or more			Total
At December 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Number of Investment Positions	Fair Value	Unrealized Losses

Government sponsored enterprises	$13,250,239	$(18,015)	$—	$—	13	$13,250,239	(18,015)
Asset-backed securities	4,591,075	(23,811)	—	—	5	4,591,075	$(23,811)
Obligations of states and political subdivisions	229,089	(300)	150,279	(294)	2	379,368	(594)

	$18,070,403	$(42,126)	$150,279	$(294)	20	$18,220,682	$(42,420)

	Less than 12 months		12 months or more			Total
At December 31, 2010	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Number of Investment Positions	Fair Value	Unrealized Losses

Government sponsored enterprises	$20,504,526	$(502,045)	$—	$—	19	$20,504,526	(502,045)
Asset-backed securities	21,177,793	(363,896)	—	—	20	21,177,793	$(363,896)
Obligations of states and political subdivisions	8,038,946	(270,155)	—	—	29	8,038,946	(270,155)

	$49,721,265	$(1,136,096)	$—	$—	68	$49,721,265	$(1,136,096)

The Company’s available for sale portfolio consisted of approximately 365 securities at December 31, 2011. One of these securities with an unrealized loss of $294 had been in the loss position for 12 months or longer. The $42,000 unrealized loss included in other comprehensive income at December 31, 2011 was caused by interest rate fluctuations. The Company’s available for sale portfolio consisted of approximately 333 securities at December 31, 2010. None of these securities had been in the loss position for 12 months or longer. The $1,136,000 unrealized loss included in other comprehensive income at December 31, 2010 was caused by interest rate fluctuations. Because the decline in fair value is attributable to changes in interest rates and not credit quality these investments were not considered other-than-temporarily impaired at December 31, 2011 and 2010.